Related party transactions - Narrative (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Notes interest rate	8.00%
Debt term	5 years
Cash Collateral for Borrowed Securities	¥ 400
Related Party Transaction, Guarantee Service Fees Receivable	16
Related Party Transaction, Guarantee Liabilities	16
Other Current Assets [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Guarantee Service Fees Receivable	16
Restricted Cash Current [Member]
Related Party Transaction [Line Items]
Cash Collateral for Borrowed Securities	417
58 Finance [Member]
Related Party Transaction [Line Items]
Cash Collateral for Borrowed Securities	¥ 417
Borrowings From Chinese Local Commercial Bank [Member]
Related Party Transaction [Line Items]
Debt term	1 year
58 Finance [Member] | Borrowings From Chinese Local Commercial Bank [Member]
Related Party Transaction [Line Items]
Face amount	¥ 400
Notes interest rate	4.25%